Business Acquisitions and Combinations (Details) $ in Millions, $ in Millions				12 Months Ended
	Dec. 06, 2023 CAD ($)	Dec. 06, 2023 USD ($)	Nov. 01, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Business Acquisition [Line Items]
Cash, net of cash acquired				$ 0	$ 390	$ 0
Iowa Northern Railway Company [Member]
Business Acquisition [Line Items]
Payments for acquired business	$ 312	$ 230
Basis difference between consideration paid to acquire and underlying carrying value of the net assets	$ 236
Cape Breton & Central Nova Scotia Railway [Member]
Business Acquisition [Line Items]
Cash, net of cash acquired			$ 78
Business combination, fair value properties			101
Business combination, deferred tax liabilities			$ 18